Financial instruments risks	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial instruments risks	Financial instruments risks
Financial instrument risk policies
Presentation of Risk Management and Risk-Weighted Assets (RWA)
Strategies and processes
The purpose of the organization is based on assuming a prudential level of risks in order to generate yields and keep acceptable levels of capital and funding, and generate benefits on a recurring basis. Therefore, it is vital that the teams assigned to risk management are highly trained professionals.
The General Risks Policy of BBVA Argentina expresses the levels and types of risk the Entity is willing to take to carry out its strategic plan, with no relevant deviations, even under stress conditions. Along this line, the process for risks management is comprehensive and proportional to the economic size and importance of the financial institution.
To achieve its goals, BBVA Argentina uses a management model with two guiding principles for the decision-making process:
•Prudential analysis: related to the management of the various risks acknowledged by the Entity.
•Anticipation: it refers to the capacity to make decisions foreseeing relevant changes in the environment, the competition and customers that may have an impact in the mid-term.
This process is adequate, sufficiently proven, duly documented and periodically reviewed based on the changes to the Entity’s risk profile and the market.
In this regard, the Board of Directors and the Senior Management are highly committed to the identification, evaluation, follow-up, control and mitigation of significant risks. These bodies periodically review credit, financial and operational risks, which may potentially affect the success of BBVA Argentina’s activities, and place special emphasis on strategic, reputation and concentration risks.
Structure and organization
The Group has a formal organizational structure, with a set of roles and responsibilities, organized in a pyramidal structure that generates control instances from lower to higher levels, up to the highest decision-making bodies. The following are the areas that conform the structure and a list of their functions:
•Risks Management Unit.
•Committees.
•Reporting Units.
•Cross-Control Areas.
Risks Management Unit:
This is an area that is independent from the Bank’s business units, in charge of implementing the criteria, policies and procedures defined by the organization within the scope of credit (retail and wholesale), operational and market risk management, with a follow-up and control of proper application and proposing the actions necessary to the keep quality of risks within the defined goals. One of its main functions is to ensure proper information for the decision-making process at all levels, including relevant risk factors, such as:
•Active management throughout the life of the risk.
•Clear processes and procedures.
•Integrated management of all risks through identification and quantification.
•Generation, implementation and dissemination of advanced decision-making support tools.
Committees
Committees are responsible for risk management. This implies knowledge, assessment, weighting and potential mitigation. BBVA Argentina has an agile and proper structure of committees in charge of managing various risks.
Reporting Units
The Reporting Units are in charge of control procedures for risk in compliance with Central Bank regulations, determining the risk quota for each segment of economic activity and type of financing, preparing fundamental metrics setting forth the principles and general risk profile in the statement of Appetite for Risk. In addition, it is in charge of generating reports for the Risks Management Unit for decision-making process in accordance with internal credit policies and control organizations’ policies, reviewing processes and proposing alternatives.
Cross-Control Areas
Internal Control and Compliance Department - has the following main functions: to ensure that there is a sufficient internal regulatory framework; a process and measures defined for each type of risk; to control its application and operation; and to ensure that an assessment is made of the existence of a control environment and its adequate implementation and operation.
Model Validation - Internal Control and Compliance Department - who ensures that BBVA Argentina’s internal statistical risk models are adequate for their use, and must issue a well-founded and updated opinion on their adequate use.
The control and monitoring areas are in charge of giving cohesion to credit risk management and ensuring that the management of the rest of the critical risks for the Bank is carried out in accordance with the established standards.
Finally, Internal Audit, transversal to the business and support units.
Risk Appetite Framework
Risk appetite is a key element which provides the Group with a comprehensive framework to determine the risks and level of risks, expressed in terms of capital, liquidity, profitability, income recurrence, risk costs or other metrics.
Risk appetite is expressed through a statement containing the general principles for the Group’s strategy and quantitative metrics.
Stress Testing
In compliance with the provisions on “guidelines for risk management in Financial Institutions” set forth by the Argentine Central Bank, the Entity has developed a stress test program, within the Entity’s comprehensive risk management.
Stress test means the evaluation of the Entity’s financial position under an adverse but plausible scenario, which requires the simulation of scenarios to estimate the potential impact on the value of portfolios, profitability, solvency and liquidity for the purposes of identifying latent risks or detecting vulnerabilities.
a) Credit risk
The Bank defines credit risk as the possibility to sustain losses as a result of a debtor’s or counterparty’s noncompliance with the contractual obligations assumed.
Credit risk is present in on and off-balance sheet transactions, as well as settlement risk , that is to say, when a financial transaction cannot be completed or settled as agreed. Credit risk losses arise from a debtor’s or counterparty’s noncompliance with its obligations. Also, it takes into consideration several types of risks, such as country risk, and counterparty credit risk.
BBVA Argentina defines country risk as the risk of sustaining losses generated in investments and loans to individuals, companies, and governments due to the incidence of economic, political, and social events occurring in a foreign country.
Strategy and processes
BBVA Argentina develops its credit risk strategy defining the goals that will guide its granting activities, the policies to be adopted and the necessary practices and procedures to carry out those activities.
Additionally, the Risks Management Department, together with the rest of the Bank’s Management Departments, annually develops a budget process, which includes the main variables of credit risk:
•Expected growth per portfolio and product.
•Evolution of default ratio.
•Evolution of write-off portfolios.
This way, the expected standard credit risk values are set for a term of one year. Afterwards, the real values obtained are compared with that budget, to assess the growth of the portfolio and its quality.
Also, maximum limits or exposures per economic activity are formalized, pursuant to the Group’s placement strategy, which are used to follow up credit portfolios. In case of deviations from the set limits, these are analyzed by the Risks Follow-Up Committees to take the necessary measures.
Origination
BBVA Argentina has credit risk origination policies in place, to define the criteria to obtain quality assets, establish risk tolerance levels and alignment of the credit activities with the strategy of BBVA Argentina and in accordance with the Group. The policy of accepting risks is therefore organized into three different levels within the Group:
•Analysis of the financial risk of the transaction, based on the debtor’s capacity for repayment or funds generation.
•The constitution of guarantees that are adequate, or at any rate generally accepted, for the risk assumed, in any of the generally accepted forms: monetary, secured, personal or hedge guarantees.
•Assessment of the repayment risk (asset liquidity) of the guarantees received.
Monitoring
The Bank establishes certain monitoring procedures based on the banking area involved, as the admission stage is not the end of the process. Monitoring is as important as decision-making, since risk is dynamic and customers rely on themselves and the environment.
The main monitoring procedures carried out by the various Banking areas are:
•Monitoring of the limit granted: Since customer profiles vary over time, the limits of products contracted are periodically reviewed for the purpose of broadening, reducing or suspending the limit assigned, based on the risk situation.
•Maintenance of pre-approved limits: Customers’ characteristics, vary over time. Therefore, there is periodical maintenance of the pre-approved limits, taking into consideration changes in a customer’s situation (position of asset and liability and relationship). Likewise, there is a periodic follow-up of the evolution of the pre-approved limit amount for the purpose of controlling and ensuring the risk assigned in accordance with the desired risk levels.
•Monitoring of rating tools: Rating tools are a reflection of the internal inputs and show the characteristics and biases of such inputs. Therefore, they need a long period to reduce or eliminate those biases through the inclusion of new information, correction of existing information and periodic reviews optimizing the results of back-tests.
•Portfolio analysis: The portfolio analysis consists of a monitoring process and study of the complete cycle of portfolio risk for the purpose of analyzing the status of the portfolio, identifying potential paths towards improvements in management and forecasting future behavior.
Additionally, the following functions are carried out:
•Monitoring of specific customers.
•Monitoring of products.
•Monitoring of units (branches, areas).
•Other monitoring actions (samples, control of admission process and risk management, campaigns).
The priority in credit risk monitoring processes is focused mainly on problematic or potentially problematic customers for preventive purposes. The remaining aspects, the monitoring of products, units and other monitoring actions, are supplementary to the specific monitoring of customers.
Recovery
BBVA Argentina also has a Recoveries Area within Risk Management to mitigate the severity of credit portfolios, both regarding the Bank and its subsidiaries, as well as to provide the results directly through collections of write-off portfolios and indirectly through collections of active portfolios, which imply a reduction of allowances.
Scope and nature of information and/or risk measurement systems
BBVA Argentina has several tools to be used in credit risk management for effective risk control and to facilitate the entire process.
Mitigation of credit risk, collateralized credit risk and other credit enhancements
In most cases, maximum credit risk exposure is reduced by collateral, credit enhancements and other actions which mitigate the Group’s exposure. The Group applies a credit risk hedging and mitigation policy deriving from a banking approach focused on relationship banking. The existence of guarantees could be a necessary but not sufficient instrument for accepting risks, as the assumption of risks by the Group requires prior evaluation of the debtor’s capacity for repayment, or that the debtor can generate sufficient resources to allow the amortization of the risk incurred under the agreed terms.
The procedures for the management and valuation of collateral following the Corporate Policies (retail and wholesale), which establish the basic principles for credit risk management, including the management of collaterals assigned in transactions with customers.
The methods used to value the collateral are in line with the best market practices and imply the use of appraisal of real-estate collateral, the market price in market securities, the trading price of shares in investment funds, etc. All the collaterals received must be correctly assigned and entered in the corresponding register.
The following are the principal types of collateral managed by BBVA Argentina:
•Guarantees: It includes sureties or unsecured instruments.
•Joint and several guarantee: upon default on payment, the creditor may collect the unpaid amount from either the debtor or the surety.
•Joint guarantee: in this case the guarantors and debt-holders are liable in proportion to their interest in the company / transaction and restricted to such amount or percentage.
•Security interest: it includes guarantees based on tangible assets, which are classified as follows:
•Mortgages: a mortgage does not change the debtor’s unlimited liability, who is fully liable. They are documented pursuant to the Group’s internal regulations for such purposes and are duly registered. Also, there is an independent appraisal, at market value, which enables a prompt sale.
•Pledges: this includes chattel mortgages of motor vehicles or machinery, as well as liens on time deposits and investment funds. To be accepted, they shall be effective upon realization accordingly, be properly documented and approved by the Legal Services area.
Loan commitments
To meet the specific financial needs of customers, the Group’s credit policy also includes, among others, the granting of financial guarantees, letters of credit and lines of credit through checking account overdrafts and credit cards. Although these transactions are not recognized in the Consolidated Statement of Financial Position, because they imply a potential liability for the Group, they expose the Group to credit risks in addition to those recognized in the Consolidated Statement of Financial Position and are, therefore, an integral part of the Group’s total risk.
Hedging based on netting of on and off-balance sheet transactions
The Entity, within the limits defined by regulations regarding netting, negotiates with its customers the execution of master agreements (for instance, ISDA or CMOF) for the derivatives business, including the netting of off-balance sheet transactions.
The wording of each agreement determines in each case the transaction subject to netting. The reduction in the exposure of counterparty risk arising from the use of mitigation techniques (netting plus use of collateral agreements) implies a decrease in total exposure (current market value plus potential risk).
Main types of guarantors
The Group defines that the collateral shall be direct, explicit, irrevocable and unconditional in order to be accepted as risk mitigation. Furthermore, regarding admissible guarantors, BBVA Argentina accepts financial institutions (local or foreign), public entities, stock exchange companies, resident and non-resident companies, including insurance companies.
Credit quality of financial assets that are neither past due nor impaired
The Group has tools (“scoring” and “rating”) that enable it to rank the credit quality of its transactions and customers based on an assessment and its correspondence with the PD scales. To analyze the performance of PD, the Group has a series of tracking tools and historical databases that collect the relevant internally generated information. These tools can be grouped together into scoring and rating models, being the main difference between ratings and scorings is that the latter are used to assess retail products, while ratings use a wholesale banking customer approach.
These different levels and their PD were calculated by using as a reference the rating scales and default rates. These calculations establish the PD levels for the Bank’s Master Rating Scale. Although this scale is common to the entire Group, the calibrations (mapping scores to PD sections/Master Rating Scale levels) are carried out at the country level.
Credit risk exposure and allowances
The table below sets forth the changes during 2025 and 2024 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:
December 31, 2025

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2024	11,579,408,762	3,870,560,034	28,146,967	141,423,415	6,986,888	15,626,526,066
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(2,758,610,594)	2,836,320,787	–	–	–	77,710,193
Transfers from Stage 2 to Stage 1	4,238,413,828	(3,962,495,769)	(9,359,935)	–	–	266,558,124
Transfers from Stage 1 or 2 to Stage 3	(102,884,462)	(855,085,423)	(3,762,749)	955,669,359	4,882,739	(1,180,536)
Transfers from Stage 3 to Stage 1 or 2	19,488,000	17,748,071	548,143	(55,770,395)	(2,885,435)	(20,871,616)
Changes without transfers between Stages	(4,293,012,015)	762,032,259	(11,162,466)	(23,951,199)	38,468,844	(3,527,624,577)
New financial assets originated	31,837,011,032	1,172,712,406	80,963,977	117,085,868	10,282,923	33,218,056,206
Expirations and repayments	(16,045,167,322)	(2,165,927,296)	(55,966,400)	(107,116,358)	(3,602,624)	(18,377,780,000)
Write-offs	–	(674)	–	(245,713,713)	(1,992,408)	(247,706,795)
Foreign exchange	924,024,462	13,074,430	4,188,210	222,408	1,846,505	943,356,015
Inflation adjustment	(4,362,517,510)	(609,800,269)	(7,055,310)	(86,337,771)	(3,810,524)	(5,069,521,384)
Closing balance as of December 31, 2025	21,036,154,181	1,079,138,556	26,540,437	695,511,614	50,176,908	22,887,521,696
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2024

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	10,778,062,168	2,708,823,248	19,857,571	89,910,476	10,944,957	13,607,598,420
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(1,101,477,417)	1,058,790,637	7,781,374	–	–	(34,905,406)
Transfers from Stage 2 to Stage 1	793,958,079	(684,245,329)	(5,052,073)	–	–	104,660,677
Transfers from Stage 1 or 2 to Stage 3	(24,664,278)	(197,681,084)	(167,820)	230,324,793	160,066	7,971,677
Transfers from Stage 3 to Stage 1 or 2	2,488,502	10,366,063	(6,410)	(18,238,195)	(201,037)	(5,591,077)
Changes without transfers between Stages	3,024,741,216	2,201,649,889	18,529,711	(1,090,238)	3,860,925	5,247,691,503
New financial assets originated	30,152,020,796	4,010,959,997	17,036,862	28,668,588	311,706	34,208,997,949
Expirations and repayments	(24,799,054,276)	(3,070,556,745)	(19,042,552)	(39,566,627)	(686,828)	(27,928,907,028)
Write-offs	–	–	–	(82,837,254)	(2,405,085)	(85,242,339)
Foreign exchange	214,985,729	3,933,584	2,764,415	19,827	1,261,110	222,964,665
Inflation adjustment	(7,461,651,757)	(2,171,480,226)	(13,554,111)	(65,767,955)	(6,258,926)	(9,718,712,975)
Closing balance as of December 31, 2024	11,579,408,762	3,870,560,034	28,146,967	141,423,415	6,986,888	15,626,526,066
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2024	4,355,374,326	209,117,015	1,018,390	1,246,564	2,598	4,566,758,893
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(965,124,143)	770,193,286	–	–	–	(194,930,857)
Transfers from Stage 2 to Stage 1	863,945,939	(626,077,379)	(9,391)	–	–	237,859,169
Transfers from Stage 1 or 2 to Stage 3	(4,319,863)	(1,718,072)	(1,540)	3,670,549	3,868	(2,365,058)
Transfers from Stage 3 to Stage 1 or 2	1,879,909	766,402	6,538	(2,561,212)	(53,247)	38,390
Changes without transfers between Stages	2,102,490,277	89,818,194	(324,702)	(85,646)	83,812	2,191,981,935
New loan commitments and financial guarantees originated	1,473,675,501	66,524,520	79,870	703,787	51,879	1,541,035,557
Expirations and repayments	(1,162,097,927)	(91,466,400)	(352,650)	(939,662)	(12,117)	(1,254,868,756)
Write-offs	–	–	–	(1,754)	–	(1,754)
Foreign exchange	78,978,125	3,418,196	27,962	1,099	–	82,425,382
Inflation adjustment	(1,391,111,799)	(80,585,126)	(85,491)	(326,978)	(11,584)	(1,472,120,978)
Closing balance as of December 31, 2025	5,353,690,345	339,990,636	358,986	1,706,747	65,209	5,695,811,923
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	1,676,994,807	175,380,968	515,779	593,399	991	1,853,485,944
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(309,078,675)	274,498,921	94,330	–	–	(34,485,424)
Transfers from Stage 2 to Stage 1	371,755,704	(253,311,398)	(331,904)	–	–	118,112,402
Transfers from Stage 1 or 2 to Stage 3	(2,704,615)	(894,739)	(374)	2,322,557	274	(1,276,897)
Transfers from Stage 3 to Stage 1 or 2	1,316,503	446,527	374	(1,335,447)	(1,765)	426,192
Changes without transfers between Stages	3,244,307,358	140,751,235	(1,741,807)	392,856	9,022	3,383,718,664
New loan commitments and financial guarantees originated	1,431,076,377	69,176,169	3,804,499	292,692	–	1,504,349,737
Expirations and repayments	(648,648,455)	(74,519,542)	(649,847)	(557,231)	(91)	(724,375,166)
Write-offs	–	–	–	(2,397)	–	(2,397)
Foreign exchange	53,516,511	2,490,210	537,374	–	–	56,544,095
Inflation adjustment	(1,463,161,189)	(124,901,336)	(1,210,034)	(459,865)	(5,833)	(1,589,738,257)
Closing balance as of December 31, 2024	4,355,374,326	209,117,015	1,018,390	1,246,564	2,598	4,566,758,893
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2024	72,847,311	156,317,476	1,326,580	103,870,294	5,137,830	339,499,491
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(68,970,769)	195,679,437	–	–	–	126,708,668
Transfers from Stage 2 to Stage 1	122,490,304	(183,497,949)	(415,129)	–	–	(61,422,774)
Transfers from Stage 1 or 2 to Stage 3	(6,111,406)	(154,498,921)	(673,903)	533,185,907	2,602,513	374,504,190
Transfers from Stage 3 to Stage 1 or 2	1,677,238	1,505,608	416,938	(32,367,012)	(1,880,570)	(30,647,798)
Changes without transfers between Stages	(211,723,431)	80,477,369	1,169,955	137,334,279	30,961,915	38,220,087
New financial assets originated	345,829,697	35,168,834	5,795,413	69,888,166	7,655,314	464,337,424
Expirations and repayments	(145,657,452)	(42,211,716)	(2,819,502)	(66,579,468)	(3,096,410)	(260,364,548)
Write-offs	–	(2,580)	–	(223,285,002)	(1,947,198)	(225,234,780)
Foreign exchange	4,896,800	324,959	123,718	37,945	1,211,219	6,594,641
Inflation adjustment	(28,375,930)	(31,380,022)	(344,539)	(61,279,218)	(3,013,572)	(124,393,281)
Closing balance as of December 31, 2025 (2)	86,902,362	57,882,495	4,579,531	460,805,891	37,631,041	647,801,320
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
(2)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 27,186,328.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	53,078,358	151,993,723	303,706	64,872,860	7,867,011	278,115,658
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(21,211,190)	62,588,038	457,564	–	–	41,834,412
Transfers from Stage 2 to Stage 1	6,907,467	(23,306,869)	(59,721)	–	–	(16,459,123)
Transfers from Stage 1 or 2 to Stage 3	(1,659,992)	(34,663,022)	(5,403)	134,874,041	3,721	98,549,345
Transfers from Stage 3 to Stage 1 or 2	143,540	748,122	–	(12,476,831)	(131,691)	(11,716,860)
Changes without transfers between Stages	11,641,797	(33,184,383)	859,923	40,036,441	3,843,904	23,197,682
New financial assets originated	127,720,473	228,043,258	168,872	15,916,527	311,695	372,160,825
Expirations and repayments	(73,202,290)	(65,956,393)	(217,135)	(25,774,886)	(616,533)	(165,767,237)
Write-offs	–	(8)	–	(66,308,572)	(2,348,940)	(68,657,520)
Foreign exchange	2,074,984	166,874	52,464	7,042	873,025	3,174,389
Inflation adjustment	(32,645,836)	(130,111,864)	(233,690)	(47,276,328)	(4,664,362)	(214,932,080)
Closing balance as of December 31, 2024 (2)	72,847,311	156,317,476	1,326,580	103,870,294	5,137,830	339,499,491
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
(2)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 117,837,305.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2024	23,063,597	6,043,921	14,837	837,702	6,398	29,966,455
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(9,589,325)	17,366,598	–	–	–	7,777,273
Transfers from Stage 2 to Stage 1	6,443,367	(13,393,000)	(4,193)	–	–	(6,953,826)
Transfers from Stage 1 or 2 to Stage 3	(89,506)	(131,415)	(24,892)	1,981,330	24,733	1,760,250
Transfers from Stage 3 to Stage 1 or 2	205,808	61,086	9,597	(1,594,327)	(109,715)	(1,427,551)
Changes without transfers between Stages	(8,200,590)	(2,384,238)	17,497	147,911	115,559	(10,303,861)
New loan commitments and financial guarantees originated	14,308,826	1,091,790	1,104	407,771	48,182	15,857,673
Expirations and repayments	(5,545,226)	(1,150,125)	(2,847)	(575,142)	(7,603)	(7,280,943)
Write-offs	–	–	–	(1,224)	–	(1,224)
Foreign exchange	333,104	13,775	148	–	–	347,027
Inflation adjustment	(5,929,875)	(1,754,886)	(2,601)	(194,732)	(15,609)	(7,897,703)
Closing balance as of December 31, 2025	15,000,180	5,763,506	8,650	1,009,289	61,945	21,843,570
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	13,440,687	3,286,187	8,356	372,653	725	17,108,608
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(3,203,090)	7,973,200	6,076	–	–	4,776,186
Transfers from Stage 2 to Stage 1	2,547,506	(5,681,358)	(5,872)	–	–	(3,139,724)
Transfers from Stage 1 or 2 to Stage 3	(59,660)	(87,820)	(14)	1,320,133	107	1,172,746
Transfers from Stage 3 to Stage 1 or 2	51,341	21,220	8	(804,251)	(29,918)	(761,600)
Changes without transfers between Stages	1,906,114	3,407,398	(45,451)	359,929	41,998	5,669,988
New loan commitments and financial guarantees originated	23,952,714	948,246	78,195	190,037	–	25,169,192
Expirations and repayments	(6,023,488)	(1,435,318)	(13,864)	(319,791)	(67)	(7,792,528)
Write-offs	–	–	–	(1,759)	–	(1,759)
Foreign exchange	515,858	19,911	9,819	–	–	545,588
Inflation adjustment	(10,064,385)	(2,407,745)	(22,416)	(279,249)	(6,447)	(12,780,242)
Closing balance as of December 31, 2024	23,063,597	6,043,921	14,837	837,702	6,398	29,966,455
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
Reconciliation of expected credit loss allowances
The table below presents a reconciliation of the changes during 2025 and 2024 in the ECL allowances recognized under IFRS 9. In accordance with IFRS 7 disclosure requirements, this reconciliation is presented by class of financial instrument, showing movements from the opening balance to the closing balance and separately disclosing 12-month and lifetime expected credit losses:

Accounts	December 31, 2024	Stage 1	Stage 2	Stage 3	Inflation adjustment	December 31, 2025

Cash and cash equivalents	628,822	(468,285)	–	–	(118,181)	42,356

Other financial assets	2,376,388	(482,864)	–	1,454,780	(626,419)	2,721,885

Loans and advances	208,954,335	10,184,936	45,159,307	452,312,392	(99,460,414)	617,150,556
Loans and advances to financial institutions	2,587,212	627,520	1,435,036	203,902	(3,493,512)	1,360,158
Loans and advances to customers	206,367,123	9,557,416	43,724,271	452,108,490	(95,966,902)	615,790,398
Overdrafts	8,772,891	88,376	(270,437)	12,139,573	(3,478,827)	17,251,576
Notes	16,924,454	(5,879,716)	1,824,239	23,904,338	(4,943,089)	31,830,226
Real estate mortgage	11,820,813	1,196,675	3,400,265	3,205,395	(3,700,977)	15,922,171
Pledge loans	2,751,556	630,920	722,035	13,727,000	(2,335,659)	15,495,852
Consumer loans	60,587,236	8,279,855	18,572,402	193,500,046	(35,623,940)	245,315,599
Credit cards	89,962,779	2,423,331	12,526,574	156,058,551	(39,120,093)	221,851,142
Receivables from financial leases	816,753	237,930	166,254	1,494,505	(267,559)	2,447,883
Others	14,730,641	2,580,045	6,782,939	48,079,082	(6,496,758)	65,675,949

Debt securities	127,539,946	33,197,194	(108,616,776)	(45,574)	(24,188,267)	27,886,523

Financial guarantees and loan commitments issued	29,966,455	(2,133,542)	1,470,885	437,475	(7,897,703)	21,843,570

TOTAL	369,465,946	40,297,439	(61,986,584)	454,159,073	(132,290,984)	669,644,890

Accounts	December 31, 2023	Stage 1	Stage 2	Stage 3	Inflation adjustment	December 31, 2024

Cash and cash equivalents	774,890	460,494	–	–	(606,562)	628,822

Other financial assets	4,064,744	(58,934)	–	681,030	(2,310,452)	2,376,388

Loans and advances	130,115,855	58,956,296	23,745,247	87,527,913	(91,390,976)	208,954,335
Loans and advances to financial institutions	2,809,170	4,488,964	225,835	(32,482)	(4,904,275)	2,587,212
Loans and advances to customers	127,306,685	54,467,332	23,519,412	87,560,395	(86,486,701)	206,367,123
Overdrafts	9,839,734	3,535,549	(490,532)	3,003,089	(7,114,949)	8,772,891
Notes	11,013,543	12,735,967	394,440	130,580	(7,350,076)	16,924,454
Real estate mortgage	9,474,944	392,250	2,819,067	6,471,593	(7,337,041)	11,820,813
Pledge loans	1,901,960	470,147	391,159	1,135,423	(1,147,133)	2,751,556
Consumer loans	27,674,520	12,877,764	7,317,221	32,604,799	(19,887,068)	60,587,236
Credit cards	54,730,775	24,553,463	11,888,835	38,538,584	(39,748,878)	89,962,779
Receivables from financial leases	1,361,817	180,187	46,081	94,655	(865,987)	816,753
Others	11,309,392	(277,995)	1,153,141	5,581,672	(3,035,569)	14,730,641

Debt securities	143,160,169	(6,943,067)	111,946,934	–	(120,624,090)	127,539,946

Financial guarantees and loan commitments issued	17,108,608	19,687,295	5,194,376	756,418	(12,780,242)	29,966,455

TOTAL	295,224,266	72,102,084	140,886,557	88,965,361	(227,712,322)	369,465,946
Additional information on the credit quality of assets
Exposure to credit risk
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2025 and 2024 is provided below:

Credit risk exposure	December 31, 2025	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	3,423,939,785	3,423,939,785	–	–
Financial assets at amortized cost	16,379,342,264	14,527,974,749	1,105,678,993	745,688,522
Debt securities	583,978,156	583,978,156	–	–
Wholesale	10,099,369,799	9,510,834,035	433,855,591	154,680,173
- Business	3,819,807,251	3,594,108,500	174,391,926	51,306,825
- Corporate and Investment Banking	3,247,543,529	3,177,238,378	70,301,493	3,658
- Institutional and international	554,859,517	554,792,216	247	67,054
- MSMEs	1,776,584,054	1,484,119,493	189,161,925	103,302,636
- Others	700,575,448	700,575,448	–	–
Retail	5,695,994,309	4,433,162,558	671,823,402	591,008,349
- Advances	6,863,794	1,244,185	787,460	4,832,149
- Credit cards	3,012,525,743	2,425,608,477	299,797,752	287,119,514
- Personal loans	1,224,546,071	691,032,737	274,040,192	259,473,142
- Pledge loans	694,074,452	618,807,281	46,984,566	28,282,605
- Mortgages	723,587,572	664,377,468	49,219,829	9,990,275
- Receivables from financial leases	4,970,230	2,759,478	900,088	1,310,664
- Others	29,426,447	29,332,932	93,515	–
Financial assets at fair value through other comprehensive income	3,084,239,647	3,084,239,647	–	–
Debt securities	3,084,239,647	3,084,239,647	–	–
Total financial assets risk	22,887,521,696	21,036,154,181	1,105,678,993	745,688,522

Loan commitments and financial guarantees
Wholesale	1,683,682,032	1,520,945,514	162,073,845	662,673
- Business	621,837,343	572,702,520	48,945,048	189,775
- Corporate and Investment Banking	206,378,096	171,747,222	34,630,867	7
- Institutional and international	55,799,607	54,613,827	1,185,780	–
- MSMEs	799,666,986	721,881,945	77,312,150	472,891
Retail	4,012,129,891	3,832,744,831	178,275,777	1,109,283
- Advances	21,153,410	20,064,662	1,084,160	4,588
- Credit cards	3,985,933,889	3,808,755,235	176,154,853	1,023,801
- Mortgages	5,006,620	3,888,962	1,036,764	80,894
- Receivables from financial leases	35,972	35,972	–	–
Total loan commitments and financial guarantees	5,695,811,923	5,353,690,345	340,349,622	1,771,956

Total credit risk exposure	28,583,333,619	26,389,844,526	1,446,028,615	747,460,478

Credit risk exposure	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	1,370,888,970	1,370,888,970	–	–
Financial assets at amortized cost	11,017,343,395	10,110,314,251	758,618,841	148,410,303
Debt securities	210,350,998	–	210,350,998	–
Wholesale	6,865,239,837	6,649,587,281	195,429,532	20,223,024
- Business	2,208,459,399	2,140,653,711	61,260,474	6,545,214
- Corporate and Investment Banking	2,270,773,592	2,205,478,999	65,293,997	596
- Institutional and international	497,493,720	493,570,415	3,894,438	28,867
- MSMEs	1,209,424,341	1,130,795,371	64,980,623	13,648,347
- Others	679,088,785	679,088,785	–	–
Retail	3,941,752,560	3,460,726,970	352,838,311	128,187,279
- Advances	4,182,618	1,318,251	547,236	2,317,131
- Credit cards	2,390,121,502	2,148,914,478	178,415,808	62,791,216
- Personal loans	858,382,014	736,081,258	73,158,581	49,142,175
- Pledge loans	324,708,010	313,982,783	7,385,190	3,340,037
- Mortgages	356,644,536	254,440,611	91,801,813	10,402,112
- Receivables from financial leases	5,608,471	3,884,180	1,529,683	194,608
- Others	2,105,409	2,105,409	–	–
Financial assets at fair value through other comprehensive income	3,238,293,701	98,205,541	3,140,088,160	–
Debt securities	3,238,293,701	98,205,541	3,140,088,160	–
Total financial assets risk	15,626,526,066	11,579,408,762	3,898,707,001	148,410,303

Loan commitments and financial guarantees
Wholesale	848,244,736	796,726,607	51,343,556	174,573
- Business	166,309,912	152,061,782	14,236,317	11,813
- Corporate and Investment Banking	213,972,339	201,230,923	12,741,407	9
- Institutional and international	160,667,797	159,500,964	1,166,833	–
- MSMEs	307,294,688	283,932,938	23,198,999	162,751
Retail	3,718,514,157	3,558,647,719	158,791,849	1,074,589
- Advances	19,505,505	18,853,816	647,748	3,941
- Credit cards	3,692,994,531	3,535,716,868	156,380,250	897,413
- Mortgages	5,106,104	3,177,409	1,755,503	173,192
- Receivables from financial leases	908,017	899,626	8,348	43
Total loan commitments and financial guarantees	4,566,758,893	4,355,374,326	210,135,405	1,249,162

Total credit risk exposure	20,193,284,959	15,934,783,088	4,108,842,406	149,659,465
Credit quality of assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2025 and 2024 is provided below:

Credit quality analysis	December 31, 2025	Stage 1	Stage 2	Stage 3
Cash and cash equivalents
- Low risk (PD < 2.3%)	3,423,939,785	3,423,939,785	–	–
Total cash and cash equivalents	3,423,939,785	3,423,939,785	–	–
Wholesale
- Low risk (PD < 4%)	11,331,047,001	10,830,957,606	500,089,395	–
- Medium risk (PD ≥ 4% to < 24%)	270,964,230	175,124,189	95,840,041	–
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	25,697,754	25,697,754	–	–
- Non performing (PD = 100% or Individually Stage 3)	155,342,846	–	–	155,342,846
Total wholesale	11,783,051,831	11,031,779,549	595,929,436	155,342,846
Retail
- Low risk (PD < 2.3%)	7,158,411,678	6,954,353,217	204,058,461	–
- Medium risk (PD ≥ 2.3% to < 29%)	1,811,681,952	1,288,504,502	523,177,450	–
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	145,912,938	23,049,670	122,863,268	–
- Non performing (PD = 100% or Individually Stage 3)	592,117,632	–	–	592,117,632
Total retail	9,708,124,200	8,265,907,389	850,099,179	592,117,632
Debt securities
- BCRA securities (B+)	35,273,203	35,273,203	–	–
- Government securities (B-)	3,589,801,816	3,589,801,816	–	–
- Corporate bonds (B)	4,846,723	4,846,723	–	–
- Corporate bonds (B+)	3,353,010	3,353,010	–	–
- Corporate bonds (BB-)	7,599,602	7,599,602	–	–
- Corporate bonds (BB)	27,343,449	27,343,449	–	–
Total debt securities	3,668,217,803	3,668,217,803	–	–

Total credit risk exposure	28,583,333,619	26,389,844,526	1,446,028,615	747,460,478

Credit quality analysis	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents
- Low risk (PD < 2.3%)	1,370,888,970	1,370,888,970	–	–
Total cash and cash equivalents	1,370,888,970	1,370,888,970	–	–
Wholesale
- Low risk (PD < 4%)	6,934,810,219	6,793,661,874	141,148,345	–
- Medium risk (PD ≥ 4% to < 24%)	567,154,530	483,641,140	83,513,390	–
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	191,122,227	169,010,874	22,111,353	–
- Non performing (PD = 100% or Individually Stage 3)	20,397,597	–	–	20,397,597
Total wholesale	7,713,484,573	7,446,313,888	246,773,088	20,397,597
Retail
- Low risk (PD < 2.3%)	5,911,490,874	5,726,712,819	184,778,055	–
- Medium risk (PD ≥ 2.3% to < 29%)	1,556,241,652	1,277,569,489	278,672,163	–
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	63,272,323	15,092,381	48,179,942	–
- Non performing (PD = 100% or Individually Stage 3)	129,261,868	–	–	129,261,868
Total retail	7,660,266,717	7,019,374,689	511,630,160	129,261,868
Debt securities
- BCRA securities (B)	48,802,895	48,802,895	–	–
- Government securities (CCC+)	3,350,439,283	125	3,350,439,158	–
- Corporate bonds (B)	6,928,150	6,928,150	–	–
- Corporate bonds (BB-)	41,891,617	41,891,617	–	–
- Corporate bonds (BB)	582,754	582,754	–	–
Total debt securities	3,448,644,699	98,205,541	3,350,439,158	–

Total credit risk exposure	20,193,284,959	15,934,783,088	4,108,842,406	149,659,465
The amounts included in the table above represent the Entity’s maximum exposure to credit risk as of December 31, 2025 and 2024, without taking account of any collateral held or other credit enhancements. In order to mitigate credit risk, the following table shows the net credit risk exposure as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Maximum exposure to credit risk	28,583,333,619	20,193,284,959
Collateral held or other credit enhancements	(5,453,665,758)	(3,743,925,586)
Total net credit risk exposure	23,129,667,861	16,449,359,373
Refinancing and restructuring operations
The following table provides information about the Group's refinanced assets:

	December 31, 2025	December 31, 2024
Refinanced assets	207,504,719	34,120,384
Allowances for ECL	(83,111,061)	(20,686,690)
The table below includes Stage 2 and Stage 3 assets that were refinanced during the period, with the related modification loss suffered by the Group:

	December 31, 2025	December 31, 2024
Additions of financial assets at amortized cost modified during the period	212,660,958	26,296,926
Net modification loss	(13,232,887)	(907,605)
The table below shows the gross carrying amount of modified financial assets for which loss allowance has changed to 12-month ECL measurement during the period:

	Post modification
December 31, 2025	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	809,684	4,819
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	12,871	2,970

	Post modification
December 31, 2024	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	123,918	1,806
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	173,416	8,161
b) Financial risks
The Financial Risks Management of the Risks Management area applies the criteria, policies and procedures defined by the Board of Directors to manage, with a follow-up and control of its proper application, and proposing the necessary actions to maintain the quality of risk within the defined appetite for risk.
The financial risks management model of BBVA Argentina consists of the Market Risks and Structural Risks and Economic Capital Areas, which are coordinated for the control and follow-up of risks.
The management of these risks is in line with the basic principles of the Basel Committee on Banking Supervision, with a comprehensive process to identify, measure, monitor and control risks.
The organization of financial risks is completed with a scheme of committees in which it participates, for the purpose of having an agile management process integrated into the treatment of the various risks.
Among others:
•Assets and liabilities Committee (ALCO).
•Risk Management Committee (RMC).
•Financial Risks Committee (FRC).
BBVA Argentina has many tools and systems to manage and follow-up market risk, to achieve effective risk control and treatment.
c) Market risk
BBVA Argentina considers market risk as the likelihood of losses of value of the trading portfolio as a consequence of adverse changes in market variables affecting the valuation of financial products and instruments.
The main market risk factors the Group is exposed to are as follows:
•Interest rate risk: From exposure to changes in the various interest rate curves.
•Foreign exchange risk: From changes in the various foreign exchange rates. All positions in a currency other than the currency of the consolidated statements of financial position create foreign exchange risk.
The main market risk metric is Value at Risk (“VaR”), a parameter to estimate the maximum loss expected for the trading portfolio positions with a 99% confidence level and a time horizon of 1 day.
Current management structure and procedures in force include the follow-up of a limits and alerts scheme in terms of VaR, economic capital, stress and stop loss.
The market risk measurement model is periodically validated through Back-Testing to determine the quality and precision of the VaR estimate.
The Market Risk management model contemplates procedures for communication in the event the risks levels defined are exceeded, establishing specific communication and acting circuits based on the exceeded threshold.
The market risk measurement perimeter is the trading portfolio (trading book) managed by the Global Markets unit. This portfolio mainly consists of:
•Argentine Government Securities.
•BCRA Liquidity Bills
•Corporate Bonds.
•Foreign exchange spot.
•Derivatives (Exchange rate Futures and Forwards and Interest rate swaps).
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2025	Year ended December 31, 2024
Average	5,873.21	2,735.59
Minimum	1,489.36	273.39
Maximum	15,431.65	9,720.95
Closing	4,138.31	3,907.74
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2025	Year ended December 31, 2024
Average	5,699.38	2,736.58
Minimum	1,477.68	257.73
Maximum	14,558.89	9,715.07
Closing	3,794.46	3,911.14

VaR foreign exchange rate	Year ended December 31, 2025	Year ended December 31, 2024
Average	964.31	29.30
Minimum	4.68	3.59
Maximum	6,967.57	123.48
Closing	862.53	16.21
Currency risk
The position in foreign currency is shown below:

	Total as of December 31, 2025	As of December 31, 2025 (per currency)				Total as of December 31, 2024
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	3,492,219,572	3,392,480,321	92,733,168	599,767	6,406,316	3,086,067,962
Financial assets at fair value through profit or loss - Debt securities	16,530,479	16,530,479	—	—	—	87,110
Other financial assets	180,330,133	180,139,076	191,057	—	—	147,602,744
Loans and advances	3,358,356,788	3,352,145,986	6,209,497	—	1,305	1,691,501,228
Financial assets at fair value through other comprehensive income - Debt securities	41,107,912	41,107,912	—	—	—	94,538,390
Financial assets at fair value through other comprehensive income - Equity instruments	1,374,295	1,310,020	64,275	—	—	1,013,562
TOTAL ASSETS	7,089,919,179	6,983,713,794	99,197,997	599,767	6,407,621	5,020,810,996
LIABILITIES
Deposits	6,370,293,191	6,304,656,692	65,636,499	—	—	4,730,063,263
Other financial liabilities	216,019,366	206,008,599	7,293,367	—	2,717,400	242,839,531
Bank loans	308,740,126	303,019,656	5,720,470	—	—	57,595,808
Debt securities issued	253,939,387	253,939,387	—	—	—	—
Other liabilities	98,467,831	60,561,743	37,906,088	—	—	101,817,914
TOTAL LIABILITIES	7,247,459,901	7,128,186,077	116,556,424	—	2,717,400	5,132,316,516
NET ASSETS / (LIABILITIES)	(157,540,722)	(144,472,283)	(17,358,427)	599,767	3,690,221	(111,505,520)
The notional values of forward transactions, foreign currency forwards and interest rate swaps are detailed in Note 5.2.
Interest rate risk
Structural interest risk (SIR) gathers the potential impact of market interest rate variations on the margin of interest and the equity value of BBVA Argentina.
The process to manage this risk has a limits structure to keep the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors.
Within the core metrics used for measurement, follow-up and control, the following stand out:
•Margin at Risk (MaR): quantifies the maximum loss which may be recorded in the financial margin projected for 12 months under the worst case scenario of rate curves for a certain level of confidence.
•Economic Capital (EC): quantifies the maximum loss which may be recorded in the economic value of the Group under the worst case scenario of rate curves for a certain level of confidence.
The Group additionally carries out an analysis of sensitivity of the economic value and the financial margin for parallel variations by +/- 100 basis points over interest rates.
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2025	December 31, 2024
Closing	1.95%	0.94%
Minimum	0.07%	0.30%
Maximum	2.00%	0.94%
Average	0.32%	0.63%
The following table shows the sensitivity of the financial margin (SFM), to -100 basis points variation presented as a percentage of 12-month forecast net interest income:
SFM -100 bps

	December 31, 2025	December 31, 2024
Closing	5.90%	0.77%
Minimum	0.17%	0.11%
Maximum	5.90%	0.77%
Average	2.86%	0.44%
d) Liquidity and financing risk
Liquidity risk is defined as the possibility of the Group not efficiently meeting its payment obligations without incurring significant losses which may affect its daily operations or its financial standing.
The short-term purpose of the liquidity and financing risk management process at BBVA Argentina is to timely and duly address payment commitments agreed, without resorting to additional funding deteriorating the Group’s reputation or significantly affecting its financial position, keeping the exposure to this risk within levels that are consistent with the appetite for risk and the business strategy defined and approved by the Board of Directors. In the medium and long term, to watch for the suitability of the financial structure of the Bank and its evolution, according to the economic situation, the markets and regulatory changes.
Within the core metrics used for measurement, follow-up and control of this risk, management considers the following to be most relevant:
LtSCD: (Loan to Stable Customers Deposits), measures the relationship between the net credit investment and the customers’ stable resources, and is set forth as the key metric of appetite for risk. The goal is to preserve a stable financing structure in the medium and long term.
Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2025	December 31, 2024
LtSCD Closing	96.0%	88.9%
Max	99.1%	88.9%
Min	87.3%	57.7%
Avg	95.2%	74.6%
LCR: (Liquidity Coverage Ratio), BBVA Argentina calculates the liquidity coverage coefficient daily by measuring the relation between high quality liquid assets and total net cash outflows during a 30-day period.
Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2025	December, 2024
LCR Closing	128%	141%
Max	151%	246%
Min	107%	137%
Avg	129%	176%
The following chart shows the concentration of deposits as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	3,641,133,519	21.16%	2,259,475,887	17.30%
50 following largest customers	2,570,917,567	14.94%	1,900,087,650	14.55%
100 following largest customers	972,400,381	5.65%	602,987,444	4.62%
Rest of customers	10,020,624,599	58.25%	8,299,748,295	63.53%
TOTAL	17,205,076,066	100.00%	13,062,299,276	100.00%
The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2025 and 2024:

	Assets (1)		Liabilities (1)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Up to 1 month (2)	6,189,674,511	3,974,689,749	18,564,919,980	13,797,842,208
From more than 1 month to 3 month	2,438,165,182	1,976,792,611	1,572,319,370	845,486,258
From more than 3 month to 6 month	2,584,728,597	1,565,403,247	713,844,450	388,214,630
From more than 6 month to 12 month	1,904,354,943	1,176,238,609	319,558,795	282,313,868
From more than 12 month to 24 month	1,954,492,709	1,316,221,532	145,030,623	36,342,203
More than 24 months	3,414,768,250	2,450,183,523	30,985,830	27,322,824
TOTAL	18,486,184,192	12,459,529,271	21,346,659,048	15,377,521,991
(1)These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)The Bank has liquid assets such as cash and cash equivalents (Note 4) and short term loans (Note 6.2), among others, to settle its liabilities. As of December 31, 2024, it also had BCRA liquidity bills (Note 7.1).
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2025	December 31, 2024
Up to 1 month	18,104,559,838	15,713,865,712
From more than 1 month to 3 month	57,849,485	35,411,821
From more than 3 month to 6 month	69,497,625	31,396,859
From more than 6 month to 12 month	19,025,685	141,633,595
From more than 12 month to 24 month	61,370,934	104,586,912
More than 24 months	10,996,922	13,634,235
TOTAL	18,323,300,489	16,040,529,134
The following chart shows financial guarantees and loan commitments by product.

Financial guarantees and loan commitments	December 31, 2025	December 31, 2024
Credit card balances not used	17,153,672,029	14,971,767,002
Revocable agreed current account advances	894,937,573	604,197,584
Guarantees granted	105,504,066	167,423,407
Liabilities related to foreign trade transactions	68,137,188	74,040,184
Secured loans	66,502,691	79,725,158
Overdrafts and receivables not used	34,546,942	143,375,799
TOTAL	18,323,300,489	16,040,529,134

The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2025 and 2024 are set forth below:

	December 31, 2025	December 31, 2024
Financial assets
Loans and advances	5,369,260,959	3,766,405,055
Debt securities	6,955,263,353	885,508,712
Other financial assets	52,290,586	33,883,226
Total	12,376,814,898	4,685,796,993
Financial liabilities
Other financial liabilities	32,871,639	31,479,816
Bank loans	101,360,375	23,838,397
Deposits	4,594,063	4,229
Debt securities	37,190,376	8,342,585
Total	176,016,453	63,665,027